UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (212) 325-2000

Date of fiscal year-end:         December 31st

Date of reporting period:       January 1, 2015 to March 31, 2015

Item 1:	Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2015 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (78.0%)
Advertising (2.6%)
$425		Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	$443,063
1,475		Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,559,812
1,270		Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 106.28)[1]	(CCC+, Caa1)	10/15/20	8.375	1,292,225
1,650		WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)[1]	(B+, B1)	01/15/21	6.000	1,691,250

						4,986,350

Auto Parts & Equipment (1.8%)
500		Meritor, Inc., Company Guaranteed Notes (Callable 06/15/16 @ 105.06)	(B, B2)	06/15/21	6.750	520,000
1,150		MPG Holdco I, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 105.53)[1]	(B+, B3)	10/15/22	7.375	1,234,812
1,750		UCI International, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC, Caa2)	02/15/19	8.625	1,592,500

						3,347,312

Banking (0.8%)
1,500		CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ 105.81)[1]	(B+, B1)	02/15/18	7.750	1,575,000
—	[4]	FCC Holdings Finance Subsidiary, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/15 @ 100.00)[1,2,3]	(CCC+, Ca)	12/15/15	13.000	19

						1,575,019

Building & Construction (1.1%)
1,000		AV Homes, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/16 @ 106.38)[1]	(B-, Caa1)	07/01/19	8.500	953,750
500		K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	342,500
700		NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)[1]	(B+, B3)	01/15/23	8.250	743,750

						2,040,000

Building Materials (2.3%)
2,000		Euramax International, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 100.00)[5]	(CCC, Caa2)	04/01/16	9.500	1,890,000
1,000		Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	1,052,500
1,288		Interline Brands, Inc.,10.000% Cash,10.750% PIK, Global Senior Unsecured Notes (Callable 05/01/15 @ 105.00)[5,6]	(CCC+, Caa2)	11/15/18	20.750	1,355,620

						4,298,120

Cable & Satellite TV (4.8%)
800		Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[1]	(BB-, B1)	01/15/22	6.500	823,000
400		Altice S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 103.81)[1]	(B, B3)	02/15/25	7.625	402,750
925		Altice S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/17 @ 105.81)[1]	(B, B3)	05/15/22	7.750	942,922
1,750		Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)[1]	(B+, B1)	02/01/20	7.250	1,789,375
600		Cablevision Systems Corp., Senior Unsecured Notes[5]	(B, B1)	04/15/20	8.000	681,000
1,000		DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	1,067,500
230		DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	11/15/24	5.875	230,862
1,000		Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)[1]	(BB-, B3)	04/01/20	9.125	1,098,750
700		Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[1]	(B+, Ba3)	05/15/22	6.000	709,625
1,200		Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)[1,5]	(B+, Ba3)	05/15/24	6.250	1,216,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Cable & Satellite TV
$200	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/20 @ 102.88)[1]	(B, B2)	01/15/25	5.750	$208,060

					9,170,344

Chemicals (4.5%)
150	Axalta Coating Systems Dutch Holding B, Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)[1]	(B-, Caa1)	05/01/21	7.375	162,000
1,350	Calcipar S.A., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)[1]	(BB, Ba3)	05/01/18	6.875	1,373,625
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	509,375
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(BB-, B1)	11/15/20	6.375	1,174,500
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)[1,5]	(BB-, Ba3)	05/01/20	7.500	529,375
750	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 02/15/16 @ 102.94)[1,5]	(B-, B3)	02/15/19	5.875	743,438
350	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.25)[1,5]	(B-, B3)	08/15/18	6.125	353,500
1,360	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 103.94)	(B-, B2)	11/01/18	7.875	1,385,500
1,125	Polymer Group, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.88)	(B-, B2)	02/01/19	7.750	1,172,812
1,000	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)[1]	(CCC+, Caa1)	06/01/19	6.875	958,750
276	Reichhold Industries, Inc., 9.000% Cash, 11.000% PIK, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 100.00)[1,6]	(NR, NR)	05/08/17	20.000	117,419

					8,480,294

Consumer/Commercial/Lease Financing (1.0%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	1,880,000

Electric - Generation (0.7%)
1,250	Dynegy Finance II, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.81)[1]	(B+, B3)	11/01/24	7.625	1,314,063

Energy - Exploration & Production (5.3%)
2,230	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	2,179,825
1,200	Comstock Resources, Inc., Company Guaranteed Notes (Callable 05/01/15 @ 103.88)	(CCC+, Caa1)	04/01/19	7.750	510,000
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.13)[5]	(CCC+, Caa3)	02/15/18	8.250	1,471,375
957	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,7]	(NR, NR)	03/28/19	7.500	660,000
475	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)[5]	(B+, B2)	11/01/21	6.500	456,000
895	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)	(B+, B2)	03/15/22	6.875	877,100
1,510	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	1,593,050
1,200	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	1,092,000
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B-, B3)	06/15/19	8.500	685,640
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB, Ba2)	03/15/21	5.750	648,375

					10,173,365

Food & Drug Retailers (0.5%)
850	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.59)[1]	(CCC+, B3)	04/01/23	6.125	875,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Food - Wholesale (0.5%)
$1,000	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 103.63)[1]	(CCC+, Caa1)	05/01/19	7.250	$1,017,500
7	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)[1]	(BB-, B1)	08/01/21	5.875	7,359

					1,024,859

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.[2,3,8]	(NR, NR)	10/23/19	0.000	1,500

Gaming (0.7%)
580	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 05/01/15 @ 100.00)[1]	(B-, Caa1)	11/15/19	7.250	581,450
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,9]	(B, B2)	02/15/21	8.250	842,472

					1,423,922

Gas Distribution (2.5%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,687,500
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	339,500
750	Genesis Energy LP, Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B, B1)	06/15/24	5.625	708,750
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	1,980,000

					4,715,750

Health Facilities (1.5%)
1,725	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	1,742,250
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	1,105,000

					2,847,250

Insurance Brokerage (1.7%)
1,850	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)[1]	(CCC+, Caa2)	12/15/20	7.875	1,914,750
775	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/15/15 @ 102.00)[1,6]	(CCC+, Caa2)	07/15/19	17.000	773,062
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)[1]	(CCC+, Caa1)	10/01/21	7.875	565,125

					3,252,937

Investments & Misc. Financial Services (2.0%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)[1,10]	(B+, B2)	10/01/19	10.375	1,229,167
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)[1]	(B, B1)	04/01/20	7.375	1,413,750
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[1]	(B, B1)	04/15/22	6.875	374,000
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)[1]	(B, B2)	12/01/18	7.000	781,875

					3,798,792

Machinery (0.3%)
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/18 @ 103.88)[1,9]	(NR, Caa1)	02/15/23	7.750	512,105

Media Content (1.4%)
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)[1,5]	(B+, B3)	02/15/22	6.125	1,027,500
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)[5]	(B+, B1)	10/01/22	6.125	603,197

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media Content
$1,000	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 104.78)	(B+, B1)	11/01/21	6.375	$1,062,500

					2,693,197

Medical Products (0.5%)
1,000	STHI Holding Corp., Rule 144A, Secured Notes (Callable 05/01/15 @ 104.00)[1]	(B, B2)	03/15/18	8.000	1,038,750

Metals & Mining - Excluding Steel (4.8%)
1,350	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1,5]	(CCC, Caa2)	04/01/21	7.000	896,062
230	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B-, B3)	10/01/18	10.000	236,325
1,050	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)[1]	(BB, Ba3)	12/15/20	6.125	1,026,375
1,400	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	1,508,500
1,841	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)[1]	(BB-, B1)	06/15/19	7.750	1,905,435
1,370	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC, Caa2)	06/01/19	11.000	1,335,750
1,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 05/01/15 @ 103.88)	(B-, B3)	04/15/19	7.750	1,249,500
1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)[1]	(NR, NR)	05/15/19	9.250	922,500

					9,080,447

Oil Field Equipment & Services (4.4%)
1,900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)[1,5]	(BB-, B1)	12/01/20	7.500	1,695,750
1,825	FTS International, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 104.69)[1]	(B, B2)	05/01/22	6.250	1,350,500
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[1]	(B+, B2)	12/01/17	7.250	543,000
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B+, B1)	07/15/22	6.750	757,625
1,150	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	902,750
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/15 @ 104.31)[1,5]	(B+, Ba3)	11/01/18	8.625	1,241,250
1,600	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Caa1)	11/15/19	9.750	1,000,000
1,000	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ 103.94)[1]	(BB, B1)	01/15/19	7.875	935,000

					8,425,875

Oil Refining & Marketing (3.0%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)[1]	(B+, B3)	08/15/22	6.250	487,500
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(B+, B1)	11/01/22	6.500	2,010,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	1,006,015
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)[5]	(BB+, Ba3)	02/15/20	8.250	1,963,312
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	300,000

					5,766,827

Packaging (2.0%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)[1,5]	(CCC+, Caa1)	01/31/21	6.750	1,015,000
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)[1]	(NR, Caa1)	11/15/20	7.000	88,787

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging
$300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)[1,9]	(CCC+, Caa1)	10/15/20	9.250	$346,365
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	1,988,750
330	Signode Industrial Group U.S., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 104.78)[1]	(CCC+, Caa1)	05/01/22	6.375	329,587

					3,768,489

Personal & Household Products (1.7%)
1,595	Alphabet Holding Co., Inc., 7.750% Cash, 8.500% PIK, Global Senior Unsecured Notes (Callable 05/01/15 @ 102.00)[5,6]	(CCC+, Caa1)	11/01/17	16.250	1,567,088
1,125	NBTY, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.50)	(B-, B3)	10/01/18	9.000	1,175,625
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B-, Caa1)	02/01/20	8.125	431,000

					3,173,713

Pharmaceuticals (0.6%)
800	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 04/16/15 @ 102.00)[1,6]	(B-, Caa1)	05/15/19	14.750	814,500
246	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/15/15 @ 105.00)[1,6]	(CCC, Caa2)	08/15/18	22.000	250,838
168	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ 105.00)[1]	(CCC, Caa3)	08/15/18	11.000	162,120

					1,227,458

Printing & Publishing (1.0%)
1,790	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 08/01/15 @ 104.88)[1]	(B+, B1)	08/01/18	9.750	1,901,875

Property & Casualty Insurance (0.5%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	948,750

Real Estate Investment Trusts (2.7%)
2,000	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	2,050,000
1,398	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,403,243
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	543,850
425	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.41)[1]	(B+, B2)	08/01/22	5.875	438,281
575	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(BB-, Ba3)	02/15/21	6.625	612,375

					5,047,749

Recreation & Travel (0.1%)
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)[1]	(BB-, B3)	01/15/21	5.250	258,125

Software - Services (5.1%)
1,850	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, B3)	05/01/19	8.625	1,942,500
625	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/16 @ 105.00)[9]	(B-, B3)	04/01/19	10.000	733,340
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.00)	(B, B3)	11/15/18	8.000	1,595,342
1,500	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)[5]	(B+, B2)	01/15/23	4.500	1,297,500
1,050	Sophia Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ 107.31)[1]	(CCC+, Caa1)	01/15/19	9.750	1,130,063
445	Sophia Holding Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ 102.00)[1]	(CCC+, Caa2)	12/01/18	9.625	451,119

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software - Services
$1,250	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	$790,625
1,698	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	1,681,020

					9,621,509

Specialty Retail (0.2%)
237	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)[1]	(CCC+, Caa2)	11/15/18	10.000	226,039
150	IT Holding Finance S.A., Company Guaranteed Notes[3,9,11]	(NR, NR)	11/15/25	9.875	1,587
200	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[1,9]	(CCC, Caa1)	04/15/19	9.875	93,438

					321,064

Steel Producers/Products (0.5%)
1,200	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/15 @ 104.13)[1,5]	(B-, Caa1)	03/15/18	8.250	1,012,500

Support - Services (3.9%)
1,075	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	1,150,250
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)[1]	(B-, Caa1)	11/15/21	7.250	740,625
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)[5]	(BB-, B3)	09/01/22	7.000	1,791,585
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)[1]	(B, B2)	08/01/19	8.125	620,000
1,000	NCSG Crane & Heavy Haul Services, Inc., Rule 144A, Secured Notes (Callable 08/15/17 @ 109.50)[1,5]	(B, B3)	08/15/19	9.500	640,000
600	Outerwall, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 104.41)[1]	(BB-, Ba3)	06/15/21	5.875	544,500
950	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)[1]	(B+, B3)	05/15/18	7.000	945,250
915	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B1)	05/15/20	7.375	993,347

					7,425,557

Tech Hardware & Equipment (2.4%)
1,000	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	1,080,000
1,325	Avaya, Inc., Rule 144A, Secured Notes (Callable 03/01/17 @ 107.88)[1,5]	(CCC+, Caa1)	03/01/21	10.500	1,132,875
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)[1]	(B+, Ba3)	09/01/22	5.500	1,596,500
650	Dell, Inc., Global Senior Unsecured Notes	(BB+, Ba3)	04/15/38	6.500	664,625

					4,474,000

Telecom - Satellite (1.4%)
322	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(B-, B3)	06/15/21	7.625	355,408
750	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	774,375
600	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 05/01/15 @ 103.63)	(B+, B3)	04/01/19	7.250	624,150
250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/15 @ 103.38)	(CCC+, Caa2)	06/01/18	6.750	246,250
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)[5]	(CCC+, Caa2)	06/01/21	7.750	741,000

					2,741,183

Telecom - Wireless (1.6%)
650	Sprint Corp., Global Company Guaranteed Notes	(B+, B2)	06/15/24	7.125	637,000
700	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)[5]	(B+, B2)	02/15/25	7.625	700,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Wireless
$1,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	$1,629,180

					2,966,180

Telecom - Wireline Integrated & Services (1.1%)
350	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes[1,2,3,8,11]	(NR, NR)	01/15/15	0.000	—
925	Windstream Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.06)	(B, B1)	09/01/18	8.125	968,706
1,150	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.50)[1]	(CCC+, Caa1)	04/01/23	6.000	1,161,500

					2,130,206

Telecommunications Equipment (1.9%)
1,200	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.50)[1,5]	(B, B1)	04/01/19	7.000	1,197,000
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ 104.75)[1]	(BB+, Ba1)	12/01/16	9.500	1,785,000
525	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(B+, B1)	12/01/24	5.500	551,250

					3,533,250

Theaters & Entertainment (1.9%)
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)[5]	(B, B3)	02/15/22	5.875	807,938
857	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(B, B3)	12/01/20	9.750	941,629
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,937,512

					3,687,079

Transport Infrastructure/Services (0.7%)
400	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)[1]	(BB-, B1)	01/15/22	7.375	375,000
1,000	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	908,750

					1,283,750

TOTAL CORPORATE BONDS (Cost $154,948,397)					148,245,015

BANK LOANS (12.8%)
Auto Parts & Equipment (0.8%)
750	Jason, Inc.[12]	(CCC+, Caa1)	06/30/22	9.000	710,625
790	U.S. Farathane LLC[12]	(B+, B2)	12/23/21	6.750	798,887

					1,509,512

Building Materials (0.6%)
1,151	Panolam Industries International, Inc.[12]	(BB-, B2)	08/23/17	7.761	1,144,932

Chemicals (2.5%)
1,750	AZ Chem U.S., Inc.[12]	(B-, B1)	06/12/22	7.500	1,730,671
1,980	Ravago Holdings America, Inc.[12]	(BB+, B2)	12/20/20	5.500	1,989,910
1,000	Royal Adhesives and Sealants LLC[12]	(CCC+, Caa1)	01/31/19	9.750	1,009,585

					4,730,166

Diversified Capital Goods (0.5%)
930	Dynacast International LLC[12]	(B-, Caa1)	01/30/23	9.500	941,625

Electronics (0.7%)
1,425	FIDJI Luxembourg (BC4) Sarl[12]	(BB-, B1)	12/24/20	6.250	1,427,373

Food - Wholesale (0.2%)
500	Del Monte Foods, Inc.[12]	(CCC+, Caa1)	08/18/21	8.250	453,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Gaming (0.4%)
$750	CBAC Borrower LLC[12]	(B-, B3)	07/02/20	8.250	$727,500

Health Services (1.0%)
1,133	Creganna-Tactx Medical[12]	(CCC+, Caa1)	06/01/22	9.000	1,140,417
750	Phillips-Medisize Corp.[12]	(CCC+, Caa2)	06/16/22	8.250	731,250

					1,871,667

Investments & Misc. Financial Services (1.2%)
1,000	Ascensus, Inc.[12]	(CCC+, Caa1)	12/02/20	9.000	1,001,040
481	Liquidnet Holdings, Inc.[12]	(B, B3)	05/22/19	7.750	468,016
1,000	Mergermarket U.S.A., Inc.[12]	(CCC+, Caa2)	02/04/22	7.500	912,500

					2,381,556

Machinery (0.7%)
1,250	CPM Acquisition Corp.[12]	(B, Caa1)	03/01/18	10.250	1,256,250

Media Content (0.3%)
500	DLG Acquisitions Ltd.[9,12]	(B-, Caa2)	06/30/22	8.250	534,181

Oil Field Equipment & Services (0.4%)
1,000	Shelf Drilling Holdings Ltd.[12]	(B+, B1)	10/08/18	10.000	685,000

Recreation & Travel (0.5%)
988	Abercrombie & Kent U.S. Group Holdings, Inc.[3,12]	(NR, NR)	12/09/18	5.000	923,312

Software - Services (0.5%)
990	Intralinks, Inc.[3,12]	(BB, B2)	02/21/19	7.250	982,575

Specialty Retail (0.8%)
1,500	BJ’s Wholesale Club, Inc.[12]	(CCC, Caa2)	03/26/20	8.500	1,494,067

Telecom - Wireless (0.4%)
789	Maritime Telecommunications Network, Inc.[12]	(B+, NR)	03/04/16	7.500	789,009

Telecom - Wireline Integrated & Services (0.5%)
1,000	Omnitracs, Inc.[12]	(CCC+, Caa1)	05/25/21	8.750	981,565

Theaters & Entertainment (0.4%)
1,000	CKX, Inc.[12]	(B+, B2)	06/21/17	9.000	725,000

Transport Infrastructure/Services (0.4%)
680	PODS LLC[12]	(CCC+, Caa1)	02/02/23	9.250	685,100

TOTAL BANK LOANS (Cost $24,880,161)					24,244,140

ASSET BACKED SECURITIES (6.6%)
Collateralized Debt Obligations (6.6%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A1,8	(NR, NR)	01/20/25	0.000	856,705
2,000	CIFC Funding Ltd., 2012-2X, Reg S7,12	(BB-, NR)	12/05/24	6.265	1,948,364
1,000	ECP CLO Ltd., 2013-5A, Rule 144A1,12	(BB, NR)	01/20/25	4.457	874,332

1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A1,12	(BB, NR)	11/15/24	5.657	950,901
1,000	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A1,12	(BB, NR)	12/20/24	5.670	898,209
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A1,12	(B, NR)	03/14/22	6.771	995,857
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A1,12	(BB-, NR)	01/15/26	4.852	886,308
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A1,12	(BB, NR)	01/20/25	5.007	888,133
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A1,12	(B, NR)	08/13/25	6.158	1,288,426
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A1,12	(BB, NR)	08/14/23	6.458	963,484
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A1,12	(NR, Ba2)	07/15/26	5.253	1,189,816
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A1,12	(NR, Ba3)	05/01/26	4.806	878,724

TOTAL ASSET BACKED SECURITIES (Cost $13,052,101)					12,619,259

Number of Shares

COMMON STOCKS (0.1%)
Building & Construction (0.1%)
14,400	Ashton Woods U.S.A. LLC, Class B2,3,13				188,208

Number of Shares				Value

COMMON STOCKS
Building Materials (0.0%)
372	Dayton Superior Corp.[2,3,13]			$—

Gaming (0.0%)
36,250	Majestic Holdco LLC[2,3,13]			10,422
1,500	Progressive Gaming International Corp.[3,13]			3

				10,425

Media Content (0.0%)
26,986	Cumulus Media, Inc., Class A5,13			66,655

TOTAL COMMON STOCKS (Cost $323,430)				265,288

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.[2,3,13] (Cost $156,000)			—

SHORT-TERM INVESTMENTS (14.0%)
25,360,157	State Street Navigator Prime Portfolio, 0.16%[14]			25,360,157

Par (000)		Maturity	Rate%
$1,280	State Street Bank and Trust Co. Euro Time Deposit	04/01/15	0.010	1,280,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,640,157)				26,640,157

TOTAL INVESTMENTS AT VALUE (111.5%) (Cost $220,000,246)				212,013,859

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.5%)				(21,905,987)

NET ASSETS (100.0%)				$190,107,872

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $81,377,427 or 42.8% of net assets.
[2]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
[3]	Illiquid security.
[4]	Par value of security held is less than 1,000.
[5]	Security or portion thereof is out on loan.
[6]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[7]	REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
[8]	Zero-coupon security.
[9]	This security is denominated in Euro.
[10]	This security is denominated in British Pound.
[11]	Bond is currently in default.
[12]	Variable rate obligations — The interest rate is the rate as of March 31, 2015.
[13]	Non-income producing security.
[14]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	3,014,001	EUR	2,554,000	04/15/15	Morgan Stanley	$(3,014,001)	$(2,743,465)	$270,536
USD	630,326	EUR	556,000	04/15/15	Morgan Stanley	(630,326)	(597,246)	33,080
USD	1,389,921	GBP	918,000	04/15/15	Morgan Stanley	(1,389,921)	(1,362,655)	27,266

								$330,882

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

—	Level 1–quoted prices in active markets for identical investments
—	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$148,243,496	$1,519		$148,245,015
Bank Loans	—	16,433,174	7,821,394		24,254,568
Asset Backed Securities	—	12,619,259	—		12,619,259
Common Stocks	66,658	—	198,630		265,288
Preferred Stock	—	—	—	[1]	—	[1]
Short-term Investments	—	26,640,157	—		26,640,157

	66,658	203,936,086	8,021,543		212,024,287

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$330,882	$—		$330,882

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on Forward Foreign Currency Contracts.

The following is a reconciliation of investments as of March 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock	Total
Balance as of December 31, 2014	$3,769	$1,700,650	$209,052	$—	$1,913,471
Accrued discounts (premiums)	—	13,207	—	—	13,207
Purchases	—	784,000	—	—	784,000
Sales	—	(2,000)	—	—	(2,000)
Realized gain (loss)	—	40	—	—	40
Change in unrealized appreciation (depreciation)	(2,250)	(38,270)	(10,422)	—	(50,942)
Transfers into Level 3	—	5,363,767	—	—	5,363,767
Transfers out of Level 3	—	—	—	—	—

Balance as of March 31, 2015	$1,519	$7,821,394	$198,630	$—	$8,021,543

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$(2,250)	$(38,270)	$(10,422)	$—	$(50,942)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2015, there were no transfers in and out of Level 1 and Level 2, but there were $5,363,767 transferred in from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)     As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   May 15, 2015

/s/Bruce S. Rosenberg

Name: Bruce S. Rosenberg

Title:   Chief Financial Officer

Date:   May 15, 2015